Intangible Assets And Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Schedule of Continuity of Intangible Assets

A continuity of the intangible assets for the year ended March 31, 2019, is as follows:

COST
	Balance at		Additions			Balance at
	March 31,		from	Disposals/	Exchange	March 31,
	2018	Additions	acquisitions	adjustments	differences	2019

Health Canada licenses	$64,600	$-	$-	$-	$-	$64,600
Acquired brands	6,042	2,707	55,463	-	162	64,374
Licensed brands	-	57,802	-	-	-	57,802
Distribution channel	38,900	-	3,143	-	357	42,400
Operating licenses	841	-	158,592	-	(7,031)	152,402
Intellectual property	-	-	153,716	-	81	153,797
Software and domain names	1,509	7,169	707	365	(49)	9,701
Intangibles in process	2,470	1,991	-	(336)	(3)	4,122

Total	$114,362	$69,669	$371,621	$29	$(6,483)	$549,198

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	March 31,		Disposals/	Exchange	March 31,
	2018	Amortization	adjustments	differences	2019

Health Canada licenses	$2,624	$1,902	$-	$-	$4,526
Licensed brands	-	128	-	(4)	124
Distribution channel	9,077	8,032	-	(6)	17,103
Operating licenses	219	283	-	(7)	495
Intangibles in process	-	74	-	-	74
Intellectual property	-	4,436	-	1	4,437
Software and domain names	916	2,001	(4)	(30)	2,883

Total	12,836	16,856	(4)	(46)	29,642

Net book value	$101,526				$519,556

A continuity of the intangible assets for the year ended March 31, 2018, is as follows:

COST
	Balance at		Additions			Balance at
	March 31,		from	Disposals/	Exchange	March 31,
	2017	Additions	acquisitions	adjustments	differences	2018

Health Canada licenses	$92,200	$-	$-	$(27,600)	$-	$64,600
Acquired brands	3,410	-	2,632	-	-	6,042
Product rights	28,000	-	-	(28,000)	-	-
Distribution channel	38,900	-	-	-	-	38,900
Operating licenses	795	-	-	-	46	841
Software and domain names	1,251	117	-	143	(2)	1,509
Intangibles in process	92	1,972	600	(194)	-	2,470

Total	164,648	2,089	3,232	(55,651)	44	114,362

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	March 31,		Disposals/	Exchange	March 31,
	2017	Amortization	adjustments	differences	2018

Health Canada licenses	$985	$2,957	$(1,318)	$-	$2,624
Distribution channel	1,000	8,077	-	-	9,077
Import license	57	155	-	7	219
Software and domain names	343	572	-	1	916

Total	2,385	11,761	(1,318)	8	12,836

Net book value	$162,263				$101,526

Schedule of Net Change in Goodwill

The net change in goodwill is as follows:

As at March 31, 2017	$241,371
Additions from acquisitions of subsidiaries	75,158
Disposal of consolidated entity	(2,259)
Exchange differences	653

As at March 31, 2018	$314,923
Additions from acquisitions of subsidiaries	1,232,468
Exchange differences	(3,336)

As at March 31, 2019	$1,544,055